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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08743

Invesco Senior Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Peter Davidson, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 7/01/13 – 06/30/14

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08743
Reporting Period: 07/01/2013 - 06/30/2014
Invesco Senior Income Trust

==================== Invesco Senior Income Trust  ==============================

Genie Energy Ltd.

Ticker:                      Security ID: 372284307
Meeting Date: MAY 7, 2014    Meeting Type: Annual
Record Date: MAR 14, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director James A. Courter         For       Against      Management
1.2   Elect Director Howard S. Jonas          For       Against      Management
1.3   Elect Director W. Wesley Perry          For       Against      Management
1.4   Elect Director Alan Rosenthal           For       Against      Management
1.5   Elect Director Allan Sass               For       For          Management
2     Approve Stock Option Plan Grants        For       Against      Management
3     Ratify Auditors                         For       For          Management

--------------------------------------------------------------------------------

LyondellBasell Industries NV

Ticker:                      Security ID: N53745100
Meeting Date: APR 16, 2014   Meeting Type: Annual
Record Date: MAR 19, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Jagjeet S. Bindra to Supervisory  For       For          Management
      Board
1b    Elect Milton Carroll to Supervisory Boa For       For          Management
      rd
1c    Elect Claire S. Farley to Supervisory B For       For          Management
      oard
1d    Elect Rudy van der Meer to Supervisory  For       For          Management
      Board
1e    Elect Isabella D. Goren to Supervisory  For       For          Management
      Board
1f    Elect Nance K. Dicciani to Supervisory  For       For          Management
      Board
2a    Elect Karyn F. Ovelmen to Management Bo For       For          Management
      ard
2b    Elect Craig B. Glidden to Management Bo For       For          Management
      ard
2c    Elect Bhavesh V. Patel to Management Bo For       For          Management
      ard
2d    Elect Patrick D. Quarles to Management  For       For          Management
      Board
2e    Elect Timothy D. Roberts to Management  For       For          Management
      Board
3     Adopt Financial Statements and Statutor For       For          Management
      y Reports
4     Approve Discharge of Management Board   For       For          Management
5     Approve Discharge of Supervisory Board  For       For          Management
6     Ratify PricewaterhouseCoopers LLP as Au For       For          Management
      ditors
7     Ratify PricewaterhouseCoopers Accountan For       For          Management
      ts N.V. as Auditors
8     Approve Dividends of USD 2.20 Per Share For       For          Management
9     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
10    Authorize Repurchase of Up to 10 Percen For       For          Management
      t of Issued Share Capital
11    Approve Cancellation of up to 10 Percen For       For          Management
      t of Issued Share Capital in Treasury A
      ccount

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	INVESCO SENIOR INCOME TRUST

By (Signature and Title)*	/s/ COLIN MEADOWS
Colin Meadows
Principal Executive Officer

Date	August 15, 2014

*	Please print the name and title of the signing officer below the signature.